Nuveen Small Cap Growth Opportunities Fund

Summary Prospectus   |   June 30, 2016

Ticker: Class A–FRMPX, Class C–FMPCX, Class R3–FMPYX, Class R6–FMPFX, Class I–FIMPX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.nuveen.com/prospectus. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated June 30, 2016, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the Fund is growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 19 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 22 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-61 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class R6	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	None	None	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class R6[5]	Class I
Management Fees[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%	0.14%	0.25%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.60%	0.99%	1.10%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	2.09%	1.59%	0.98%	1.09%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.09% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
5	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$704	$212	$162	$100	$111	$704	$212	$162	$100	$111
3 Years	$976	$656	$503	$314	$348	$976	$656	$503	$314	$348
5 Years	$1,270	$1,127	$869	$545	$605	$1,270	$1,127	$869	$545	$605
10 Years	$2,104	$2,430	$1,899	$1,211	$1,339	$2,104	$2,430	$1,899	$1,211	$1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks of small-capitalization companies. Small-capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000 Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2015, the range was $103 million to $4.7 billion.

In selecting stocks, the Fund’s sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The Fund’s sub-adviser will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The Fund may invest up to 15% of its total assets in non-dollar denominated equity securities of non-U.S. issuers. In addition, the Fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of non-U.S. issuers and in dollar-denominated equity securities of non-U.S. issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the Fund’s total assets may be invested in equity securities of emerging market issuers.

The Fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

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Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date total return as of March 31, 2016 was -5.66%. The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 27.78% and -28.23%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

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The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class R6 shares, which have not been offered for a full calendar year.

	Average Annual Total Returns for the Periods Ended December 31, 2015
	1 Year	5 Years	10 Years
Class A (return before taxes)	(9.53)%	7.40%	6.08%
Class A (return after taxes on distributions)	(11.87)%	4.41%	4.12%
Class A (return after taxes on distributions and sale of Fund shares)	(4.03)%	5.15%	4.31%
Class C (return before taxes)	(4.78)%	7.86%	5.91%
Class R3 (return before taxes)	(4.28)%	8.39%	6.44%
Class I (return before taxes)	(3.83)%	8.94%	6.97%
Russell 2000® Growth Index[1] (reflects no deduction for fees, expenses or taxes)	(1.38)%	10.67%	7.95%
Lipper Small-Cap Growth Funds Category Average[2] (reflects no deduction for taxes or sales loads)	(2.18)%	9.53%	7.04%
1	An index that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
2	Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Growth Funds Category.

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Robert S. McDougall, CFA	Senior Vice President	May 2004
Jon A. Loth, CFA	Vice President	October 2007

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class R6	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell
Education Savings
Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only to certain qualified retirement plans and other investors as described in the prospectus.

$5 million for all accounts except:

• No minimum for certain qualified retirement plans as described in the prospectus.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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